CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Loans	$ 1,645,736	$ 1,478,765	$ 1,459,720
Money market investments	111,288	51,495	16,428
Investment securities	264,824	195,684	158,425
Total interest income	2,021,848	1,725,944	1,634,573
Interest expense:
Deposits	204,265	141,864	127,577
Short-term borrowings	7,210	5,724	7,812
Long-term debt	75,496	76,392	77,129
Total interest expense	286,971	223,980	212,518
Net interest income	1,734,877	1,501,964	1,422,055
Provision for loan losses	228,072	325,424	170,016
Net interest income after provision for loan losses	1,506,805	1,176,540	1,252,039
Other service fees	258,020	217,267	234,770
Mortgage banking activities	52,802	25,496	56,538
Net gain on sale of debt securities	0	83	38
Other-than-temporary impairment losses on debt securities	0	(8,299)	(209)
Net (loss) gain, including impairment on equity securities	(2,081)	251	1,924
Net loss on trading account debt securities	(208)	(817)	(785)
Net gain (loss) on sale of loans, including valuation adjustments on loans held-for-sale	33	(420)	8,245
Adjustments (expense) to indemnity reserves on loans sold	(12,959)	(22,377)	(17,285)
FDIC loss-share income (expense)	94,725	(10,066)	(207,779)
Other operating income	111,485	64,340	61,643
Total non-interest income	652,494	419,167	297,936
Operating expenses:
Personnel costs	562,988	476,762	477,395
Net occupancy expenses	88,329	89,194	85,653
Equipment expenses	71,788	65,142	62,225
Other taxes	46,284	43,382	42,304
Professional fees	349,844	292,488	323,043
Communications	23,107	22,466	23,897
Business promotion	65,918	58,445	53,014
FDIC deposit insurance	27,757	26,392	24,512
Loss on early extinguishment of debt	12,522	0	0
Other real estate owned (O R E O) expenses	23,338	48,540	47,119
Other operating expenses	140,361	125,007	100,528
Amortization of intangibles	9,326	9,378	12,144
Goodwill impairment charge	0	0	3,801
Total operating expenses	1,421,562	1,257,196	1,255,635
Income from continuing operations before income tax	737,737	338,511	294,340
Income tax expense	119,579	230,830	78,784
Income from continuing operations	618,158	107,681	215,556
Income from discontinued operations, net of tax	0	0	1,135
Net Income	618,158	107,681	216,691
Net Income Applicable to Common Stock	$ 614,435	$ 103,958	$ 212,968
Net income from continuing operations - Basic	$ 6.07	$ 1.02	$ 2.05
Net income from discontinued operations - Basic	0	0	0.01
Net Income per Common Share - Basic	6.07	1.02	2.06
Net Income per Common Share - Diluted	6.06	1.02	2.06
Net income from discontinued operations - Diluted	0	0	0.01
Net income from continuing operations - Diluted	$ 6.06	$ 1.02	$ 2.05
Service charges on deposit accounts
Interest expense:
Revenue from contract with customer	$ 150,677	$ 153,709	$ 160,836
Non Covered Under Loss Sharing Agreements with FDIC
Interest expense:
Provision for loan losses	226,342	319,682	171,126
Covered Under Loss Sharing Agreements With FDIC Member
Interest expense:
Provision for loan losses	$ 1,730	$ 5,742	$ (1,110)